CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 35,322	$ 0
Cost of goods sold	19,315	0
Gross profit	16,007	0
Operating expenses:
General and administrative	7,606,218	3,882,706
Stock-based compensation expense	1,426,178	473,748
Research and development	1,397,053	1,198,780
Total operating expenses	10,429,449	5,555,234
Loss from operations	(10,413,442)	(5,555,234)
Other income (expense):
Other income	230,414	0
Gain on debt extinguishment, net	245,105	0
Gain (loss) on fair value adjustment - derivatives	1,040,000	(60,000)
Interest expense	(2,535,519)	(1,420,063)
Amortization of interest - debt discount	(921,488)	(835,081)
Total other expense, net	(1,941,488)	(2,315,144)
Loss before provision for income taxes	(12,354,930)	(7,870,378)
Provision for income taxes	0	0
Net loss	(12,354,930)	(7,870,378)
Net loss attributable to noncontrolling interest	17	106
Net loss attributable to SOBR Safe, Inc.	(12,354,913)	(7,870,272)
Deemed dividends related to underwritten public offering warrants down round provision	(5,005,857)	0
Deemed dividend related to Original Warrants and New Warrant down round provision	(3,495,583)	0
Net loss attributable to common stockholders	$ (20,856,353)	$ (7,870,272)
Basic and diluted loss per common share	$ (1.90)	$ (0.91)
Weighted average number of common shares outstanding	11,003,049	8,658,616